TRUST FOR CREDIT UNIONS

TCU SHARES

INVESTOR SHARES

Incorporated herein by reference is the supplement to the Trust’s Prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 17, 2017 (accession no. 0001193125-17-048118).